Balance Sheets (Sound Concepts Inc.) - USD ($)	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 11,000
Accounts receivable, net
Prepaid expenses		41,000
Total current assets		52,000
Property and equipment, net		31,000
TOTAL ASSETS		92,000
Current liabilities:
Total current liabilities		5,881,000
TOTAL LIABILITIES		5,881,000
Stockholders' Equity (Deficit):
Common stock, $.001 par value; 129,000 shares authorized; 122,000 shares issued and outstanding		1,000
Retained earnings (accumulated deficit)		(28,540,000)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)		(5,789,000)	$ (3,468,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		92,000
Sound Concepts, Inc. [Member]
Current assets:
Cash and cash equivalents	$ 432,000	78,000	226,000
Accounts receivable, net	524,000	911,000	647,000
Inventory, net	187,000	307,000	485,000
Prepaid expenses	170,000	95,000	84,000
Advances to related party	20,000	46,000	32,000
Total current assets	1,333,000	1,437,000	1,474,000
Property and equipment, net	85,000	46,000	100,000
Other assets	10,000	11,000	21,000
TOTAL ASSETS	1,428,000	1,494,000	1,595,000
Current liabilities:
Accounts payable	487,000	679,000	1,191,000
Accrued expenses and payroll	125,000	226,000	166,000
Customer deposits	167,000	145,000	224,000
Deferred revenue	397,000	472,000	287,000
Credit line payable		280,000
Total current liabilities	1,176,000	1,802,000	1,868,000
Note payable	33,000	6,000	26,000
TOTAL LIABILITIES	1,209,000	1,808,000	1,894,000
Commitments and contingencies
Stockholders' Equity (Deficit):
Common stock, $.001 par value; 129,000 shares authorized; 122,000 shares issued and outstanding	3,000	3,000	3,000
Additional paid-in capital	465,000	465,000	465,000
Treasury stock	(445,000)	(445,000)	(445,000)
Retained earnings (accumulated deficit)	196,000	(337,000)	(322,000)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	219,000	(314,000)	(299,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,428,000	$ 1,494,000	$ 1,595,000